Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our CEO is responsible for managing cybersecurity risk and oversees a technical team who manage the Company’s software and product development and its information technology systems. The Company is monitoring its information technology systems for suitability and is working with its third-party vendors on security sufficiency, and risk management processes, including those related to cybersecurity incidents. The Company does not believe that risks of any threats from cybersecurity incidents would have a material impact on strategy, operations or financial condition at its current stage. Management is uncertain if the risk of cybersecurity incident would have a material impact on financial condition or results of operations of the business once its products are commercialized. The Company intends to use third party experts to support its information technology system as its business advances and has the available resources to do so. Our CEO will report to the Board on material cybersecurity incidents and cybersecurity risk. As our products reach into commercialization, our CEO will report to the Board on the risks from cybersecurity incidents on its business strategy, results of operations and financial position.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our CEO is responsible for managing cybersecurity risk and oversees a technical team who manage the Company’s software and product development and its information technology systems.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	The Company does not believe that risks of any threats from cybersecurity incidents would have a material impact on strategy, operations or financial condition at its current stage.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Management is uncertain if the risk of cybersecurity incident would have a material impact on financial condition or results of operations of the business once its products are commercialized. The Company intends to use third party experts to support its information technology system as its business advances and has the available resources to do so.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our CEO will report to the Board on material cybersecurity incidents and cybersecurity risk.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true